Debt (Southwestern Montana Financial Center, Inc.)	12 Months Ended
Dec. 31, 2018
Southwestern Montana Financial Center, Inc. [Member]
Debt

NOTE 4. DEBT

Debt consisted of the following at:

	December 31, 2018	December 31, 2017
Vehicle note payable due August 2020	$31,797	$51,118
Vehicle note payable due September 2021	18,386	25,083
Vehicle note payable due December 2019	6,882	15,605
Vehicle note payable due May 2019	1,341	4,900
	58,406	96,706
Less: current portion	35,200	38,301
Long-term debt	$23,206	$58,405

Future minimum payments approximate the following as of December 31, 2018:

Years ending December 31,
2019	$35,200
2020	18,609
2021	4,597
Total	$58,406

On July 21, 2017, the Company entered into a note agreement with a financial institution whereby the Company borrowed $59,000 for the purchase of a vehicle. The note bears an interest rate of 2.99% and requires monthly payments of principal and interest until the note matures on August 20, 2020. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $31,797 and $51,118, respectively.

On August 5, 2017, the Company entered into a note agreement with a financial institution whereby the Company borrowed $27,252 for the purchase of a vehicle. The note bears an interest rate of 2.99% and requires monthly payments of principal and interest until the note matures on September 4, 2021. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $18,386 and $25,083, respectively.

On November 8, 2016, the Company entered into a note agreement with a financial institution whereby the Company borrowed $24,018 for the purchase of a vehicle. The note bears an interest rate of 2.90% and requires monthly payments of principal and interest until the note matures on December 8, 2019. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $6,882 and $15,605, respectively.

On April 15, 2015, the Company entered into a note agreement with a financial institution whereby the Company borrowed $14,536 for the purchase of a vehicle. The note bears an interest rate of 5.67% and requires monthly payments of principal and interest until the note matures on May 15, 2019. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $1,341 and $4,900, respectively.